32. Non current assets held for sale and discontinued operations (Details 1) - BRL (R$) R$ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		R$ 44,634	R$ 41,454	R$ 37,198
Cost of sales		33,931	31,933	28,123
Gross profit		10,703	9,521	9,075
Operating income (expenses)
Selling, general and administrative expenses		6,804	6,567	5,922
Depreciation and amortization		779	707	650
Other operating expenses, net		(579)	(567)	(206)
Total operating expenses		9,134	8,725	7,544
Profit (loss) from operations before financial expenses and share of profit of associates		1,569	796	1,531
Financial expenses, net		(730)	(903)	(768)
Share of profit of associates		(60)	60	81
Income (loss) before income tax and social contribution		779	(47)	844
Income tax and social contribution		297	24	229
Net income (loss) from discontinued operations		383	(1,005)	(891)
Net income (loss) for the year		865	(1,076)	(276)
Attributed to:
Non-controlling shareholders		246	(594)	(541)
Controlling shareholders		619	(482)
Non-controlling shareholders		246	(594)	(541)
Cnova N.V.
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue	R$ 5,509	7,651	7,187	6,599
Cost of sales	(4,973)			(6,025)
Gross profit	536			573
Operating income (expenses)
Selling, general and administrative expenses	(527)			(662)
Depreciation and amortization	(63)			(74)
Other operating expenses, net	(69)			(168)
Total operating expenses	(659)			(904)
Profit (loss) from operations before financial expenses and share of profit of associates	(123)	(72)	(146)	(331)
Financial expenses, net	(9)			27
Income (loss) before income tax and social contribution	(132)			(304)
Income tax and social contribution	(24)			(61)
Net income (loss) from discontinued operations	(156)			(365)
Net income (loss) for the year	(156)	(367)	(224)	(319)
Attributed to:
Controlling shareholders	(48)			(113)
Non-controlling shareholders	R$ (108)			(252)
Via Varejo
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		25,690	23,215	25,447
Cost of sales		(17,343)	(16,201)	(18,780)
Gross profit		8,347	7,014	6,667
Operating income (expenses)
Selling, general and administrative expenses		(6,791)	(6,084)	(5,680)
Depreciation and amortization		0	(207)	(237)
Other operating expenses, net		(218)	(389)	(231)
Total operating expenses		(7,009)	(6,680)	(6,148)
Profit (loss) from operations before financial expenses and share of profit of associates		1,338	334	519
Financial expenses, net		(770)	(1,075)	(899)
Share of profit of associates		26	30	31
Income (loss) before income tax and social contribution		594	(711)	(349)
Income tax and social contribution		(161)	(34)	(87)
Net income (loss) for the year		433	(745)	(436)
Attributed to:
Controlling shareholders		187	(268)	(148)
Non-controlling shareholders		246	(477)	(288)
Via Varejo | Adjustment
DisclosureOfAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net operating revenue		(36)	(22)	(24)
Cost of sales		(8)	(7)	(6)
Operating income (expenses)
Selling costs		0	1	2
General and administrative expenses		(1)	0	0
Financial expenses, net		21	5	6
Income tax and social contribution		6	6	6
Net income (loss) for the year		R$ (18)	R$ (17)	R$ (16)